Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Nexxis Capital
Proceeds from related party debt	$ 0	$ 0	$ 12,794